Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related-Party Transactions
(9)	Related-Party Transactions
	The Company has a collaboration and license agreement with Moderna, a significant stockholder (See Note 10 – Moderna Collaboration and License Agreement).	(12)Related-Party Transactions The Company has a collaboration and license agreement with Moderna, a significant shareholder (Note 13).